Supplement to the currently effective Statement of Additional Information for each of the listed funds:

---------------------------------------------- ------------------------------------------ ------------------------------------------
Scudder 21st Century Growth Fund               Scudder Latin America Fund                 Capital Growth Portfolio
Scudder Aggressive Growth Fund                 Scudder Managed Municipal Bonds            Global Discovery Portfolio
Scudder Balanced Fund                          Scudder Massachusetts Tax-Free Fund        Growth and Income Portfolio
Scudder Blue Chip Fund                         Scudder Medium-Term Tax-Free Fund          Health Sciences Portfolio
Scudder California Tax-Free Income Fund        Scudder New Europe Fund                    International Portfolio
Scudder Capital Growth Fund                    Scudder New York Tax-Free Income Fund      21st Century Growth Portfolio
Scudder Contrarian Fund                        Scudder Pacific Opportunities Fund
Scudder Development Fund                       Scudder Research Fund                      Scudder Variable Series II
Scudder Dividend & Growth Fund                 Scudder Retirement Fund - Series III       Scudder Aggressive Growth Portfolio
Scudder-Dreman Financial Services Fund         Scudder Retirement Fund - Series IV        Scudder Blue Chip Portfolio
Scudder-Dreman High Return Equity Fund         Scudder Retirement Fund - Series V         Scudder Contrarian Value Portfolio
Scudder Emerging Markets Growth Fund           Scudder Retirement Fund - Series VI        Scudder Global Blue Chip Portfolio
Scudder Emerging Markets Income Fund           Scudder Retirement Fund - Series VII       Scudder Government Securities Portfolio
Scudder Floating Rate Fund                     Scudder S&P 500 Stock Fund                 Scudder Growth Portfolio
Scudder Florida Tax-Free Income Fund           Scudder Select 1000 Growth Fund            Scudder High Yield Portfolio
Scudder Focus Growth Fund                      Scudder Select 500 Fund                    Scudder International Research Portfolio
Scudder Focus Value+Growth Fund                Scudder Short Term Bond Fund               Scudder Investment Grade Bond Portfolio
Scudder Global Bond Fund                       Scudder Small Cap Value Fund               Scudder New Europe Portfolio
Scudder Global Discovery Fund                  Scudder Small Capitalization Equity Fund   Scudder Small Cap Growth Portfolio
Scudder Global Fund                            Scudder Small Company Stock Fund           Scudder Small Cap Value Portfolio
Scudder GNMA Fund                              Scudder Small Company Value Fund           Scudder Strategic Income Portfolio
Scudder Gold Fund                              Scudder Strategic Income Fund              Scudder Technology Growth Portfolio
Scudder Greater Europe Growth Fund             Scudder Target 2010 Fund                   Scudder Total Return Portfolio
Scudder Growth and Income Fund                 Scudder Target 2011 Fund                   Scudder Focus Value+Growth Portfolio
Scudder Growth Fund                            Scudder Technology Fund                    SVS Dreman Financial Services Portfolio
Scudder Health Care Fund                       Scudder Technology Innovation Fund         SVS Dreman High Return Equity Portfolio
Scudder High-Yield Fund                        Scudder Total Return Fund                  SVS Focused Large Cap Growth Portfolio
Scudder High-Yield Opportunity Fund            Scudder U.S. Government Securities Fund    SVS Growth and Income Portfolio
Scudder High-Yield Tax-Free Fund               Scudder Worldwide 2004 Fund                SVS Growth Opportunities Portfolio
Scudder Income Fund                            The Japan Fund, Inc.                       SVS Index 500 Portfolio
Scudder International Fund                                                                SVS Dynamic Growth Portfolio
Scudder International Research Fund            Scudder Variable Series I                  SVS Mid Cap Growth Portfolio
Scudder Large Company Growth Fund              Balanced Portfolio                         SVS Strategic Equity Portfolio
Scudder Large Company Value Fund               Bond Portfolio                             SVS Venture Value Portfolio

---------------------------------------------- ------------------------------------------ ------------------------------------------

The following disclosure replaces the corresponding information in the section entitled "Net Asset Value" for each of the funds listed above:

                                 NET ASSET VALUE


The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price as of the Value Time on such exchange. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate, which shall be determined not more than one hour before the Value Time based on information obtained from sources determined by the Advisor to be appropriate.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

[SCUDDER GOLD FUND ONLY] Gold, silver, platinum and palladium bullion are valued based on the London fixing or, if there is no London fixing available, the value of gold and silver bullion is based on the last spot settlement as reported by the Comex, a division of the New York Mercantile Exchange ("NYMEX"), and the value of platinum and palladium bullion is based on the last spot settlement on NYMEX, as supplied by recognized precious metals broker-dealers as of the Value Time. Coins and precious metals other than gold, silver, platinum and palladium bullion are valued at the Calculated Mean, if determinable, and otherwise at the most recent bid quotation or evaluated price provided by a market maker in the coin or metal as of the Value Time.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.


August 31, 2001